GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 12,757	$ 12,757